Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 1,037,397
Ending balance	1,118,962	¥ 1,037,397
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	79,176
Ending balance	85,235	79,176
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	725,356
Ending balance	789,633	725,356
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	142,459
Ending balance	160,594	142,459
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,648	4,829
Profit or loss	678	(674)
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	374	493
Ending balance	5,700	4,648
Unrealized gains or losses included in profit or loss on assets held	678	(674)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,773	5,314
Profit or loss	(136)	112
Other comprehensive income
Purchases
Sales		(1,124)
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	437	471
Ending balance	5,074	4,773
Unrealized gains or losses included in profit or loss on assets held	(136)	112
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	133,038	110,050
Profit or loss
Other comprehensive income	9,156	17,973
Purchases	10,029	7,075
Sales	(1,144)	(1,487)
Transfer to level 1 due to listing	(1,551)	(1,158)
Exchange differences on translating foreign operations	292	585
Ending balance	149,820	133,038
Unrealized gains or losses included in profit or loss on assets held